UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	February 14, 2011

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $1,483,792 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGF Management Ltd - CL B      COM              001092105     6015   307855 SH       DEFINED 01                975   306880
Alere Inc.                     COM              01449J105    41085  1122537 SH       DEFINED 01              97750  1024787
Ameristar Casinos Inc.         COM              03070Q101     9446   604372 SH       DEFINED 01                      604372
AutoNation Inc.                COM              05329W102    23997   850962 SH       DEFINED 01                      850962
Avid Technology Inc.           COM              05367P100    26834  1536906 SH       DEFINED 01               8625  1528281
Bank of Hawaii Corp.           COM              062540109    16107   341181 SH       DEFINED 01               2100   339081
Berkshire Hills Bancorp Inc.   COM              084680107     1254    56724 SH       DEFINED 01                       56724
Bio-Rad Laboratories Inc. CL A COM              090572207     3799    36577 SH       DEFINED 01                       36577
Black Hills Corp.              COM              092113109    16214   540462 SH       DEFINED 01              17500   522962
Broadridge Financial Solutions COM              11133T103     5488   250237 SH       DEFINED 01                      250237
Brookline Bancorp Inc.         COM              11373M107     2469   227518 SH       DEFINED 01                      227518
CA, Inc.                       COM              12673P105   107406  4394662 SH       DEFINED 01             295907  4098755
CapitalSource Inc.             COM              14055X102     2199   309701 SH       DEFINED 01             309701
Cisco Systems Inc.             COM              17275R102    17206   850500 SH       DEFINED 01              53100   797400
Consolidated Graphics Inc      COM              209341106     2816    58139 SH       DEFINED 01               3465    54674
CoreLogic Inc.                 COM              21871D103    18238   984771 SH       DEFINED 01              25625   959146
Covidien plc                   COM              G2554F105    31055   680142 SH       DEFINED 01              21600   658542
DHT Holdings, Inc.             COM              Y2065G105     1757   377754 SH       DEFINED 01             377754
Dover Downs Gaming & Entmt.    COM              260095104     6233  1833213 SH       DEFINED 01                     1833213
Dundee Corp. CL A              COM              264901109    27712  1351887 SH       DEFINED 01              48800  1303087
EZCorp, Inc.                   COM              302301106    36777  1355597 SH       DEFINED 01              48950  1306647
Eastman Kodak Co.              COM              277461109    20991  3916293 SH       DEFINED 01             313745  3602548
Electro Rent Corp.             COM              285218103    10096   624782 SH       DEFINED 01             196098   428684
First Defiance Financial Corp. COM              32006W106      840    70626 SH       DEFINED 01                       70626
First Financial Holdings Inc.  COM              320239106     3579   310931 SH       DEFINED 01                      310931
Forest City Enterprises Inc. C COM              345550107     2019   120950 SH       DEFINED 01                      120950
Glacier Bancorp Inc.           COM              37637Q105     3441   227731 SH       DEFINED 01                      227731
Global Cash Access Hldgs Inc   COM              378967103      243    76212 SH       DEFINED 01              76212
Golar LNG Limited              COM              G9456A100    24515  1633253 SH       DEFINED 01             207500  1425753
H&R Block, Inc.                COM              093671105    21335  1791313 SH       DEFINED 01              58400  1732913
Health Management Assoc. Inc.  COM              421933102    45384  4757235 SH       DEFINED 01             320238  4436997
Hewlett-Packard Co.            COM              428236103    55645  1321725 SH       DEFINED 01              81126  1240599
IShares S&P 500 Value          COM              464287408      225     3775 SH       DEFINED 01                        3775
Imation Corp.                  COM              45245A107    17561  1703297 SH       DEFINED 01                     1703297
Independent Bank Corp.-MA      COM              453836108     5350   197780 SH       DEFINED 01               1200   196580
International Business Machine COM              459200101     2157    14699 SH       DEFINED 01                       14699
International Game Technology  COM              459902102    37578  2124244 SH       DEFINED 01              68525  2055719
John Wiley & Sons Inc. CL A    COM              968223206    19268   425915 SH       DEFINED 01              15125   410790
Marcus Corp.                   COM              566330106    14394  1084739 SH       DEFINED 01              50287  1034452
Mentor Graphics Corp.          COM              587200106    51822  4318487 SH       DEFINED 01             458907  3859580
Mine Safety Appliances Co.     COM              602720104    23705   761490 SH       DEFINED 01              26475   735015
Motorola, Inc.                 COM              620076109    69324  7643216 SH       DEFINED 01             676577  6966639
National Financial Partners Co COM              63607p208     3393   253193 SH       DEFINED 01                      253193
National Fuel Gas Co.          COM              636180101    10520   160320 SH       DEFINED 01               9800   150520
Noble Corporation              COM              H5833N103    16333   456600 SH       DEFINED 01              13725   442875
Northern Trust Corp.           COM              665859104    21463   387352 SH       DEFINED 01              17350   370002
Novellus Systems Inc.          COM              670008101    31356   970171 SH       DEFINED 01              60165   910006
OceanFirst Financial Corp.     COM              675234108     1232    95712 SH       DEFINED 01               4300    91412
Oppenheimer Holdings Inc.      COM              683797104    17754   677357 SH       DEFINED 01              49700   627657
Pope Resources LP              COM              732857107     8052   218807 SH       DEFINED 01              44477   174330
Prestige Brands Holdings, Inc. COM              74112D101     3147   263335 SH       DEFINED 01                      263335
Progress Software Corp.        COM              743312100     8483   200069 SH       DEFINED 01                      200069
Provident New York Bancorp     COM              744028101     1338   127560 SH       DEFINED 01                      127560
Qualcomm Inc.                  COM              747525103    43078   870448 SH       DEFINED 01              88525   781923
Quantum Corp.                  COM              747906204    67628 18179456 SH       DEFINED 01            1782640 16396816
Raymond James Financial Inc.   COM              754730109    45301  1385346 SH       DEFINED 01              38825  1346521
Schweitzer-Mauduit Internation COM              808541106     1791    28465 SH       DEFINED 01                       28465
Sprint Nextel Corporation      COM              852061100    26460  6255221 SH       DEFINED 01             175800  6079421
Suffolk Bancorp                COM              864739107     2931   118745 SH       DEFINED 01               2325   116420
Swift Energy Company           COM              870738101    20791   531071 SH       DEFINED 01              13800   517271
Symantec Corp.                 COM              871503108    70536  4213610 SH       DEFINED 01             409793  3803817
TF Financial Corp.             COM              872391107      765    34314 SH       DEFINED 01                       34314
Tibco Software Inc.            COM              88632Q103    12448   631557 SH       DEFINED 01                      631557
Triumph Group Inc.             COM              896818101    13473   150691 SH       DEFINED 01              15650   135041
UTi Worldwide Inc.             COM              G87210103    20914   986498 SH       DEFINED 01              19200   967298
Ultra Petroleum Corp.          COM              903914109    34036   712492 SH       DEFINED 01              22050   690442
Universal Health Services Inc. COM              913903100    46064  1060883 SH       DEFINED 01              65847   995036
Valeant Pharmaceuticals Intern COM              91911K102    40892  1445462 SH       DEFINED 01              45450  1400012
WSFS Financial Corp.           COM              929328102     3117    65711 SH       DEFINED 01                       65711
Wal-Mart Stores, Inc.          COM              931142103    29242   542228 SH       DEFINED 01               6200   536028
Willis Group Holdings PLC      COM              G96666105    21550   622293 SH       DEFINED 01              18125   604168
Zimmer Holdings Inc            COM              98956P102    25342   472092 SH       DEFINED 01              14450   457642
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204      785     3147 SH       DEFINED 01               3147